Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023		Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 65,000		$ 41,154	$ 25,000
Prepaid expenses	17,500		210,241	195,463
Total Current Assets	82,500		251,395	220,463
Cash held in the Trust Account	7,835,221
Cash equivalents held in the Trust Account			31,445,874	250,017,673
Other assets				570,844
Total Assets	7,917,721		31,697,269	250,808,980
Current Liabilities:
Accrued expenses	1,702,927		1,189,676	1,349,132
Payables to related party				570,844
Sponsor loan – promissory notes	9,906,062		8,200,162	734,425
Franchise tax payable	40,000		70,065	200,000
Total Current Liabilities	11,648,989		9,459,903	2,854,401
Warrant liability	1,596,250		178,780	5,300,188
FPS liability	20,050,252		2,504,214	2,006,525
Total Liabilities	33,295,491		12,142,897	10,161,114
Commitments and Contingencies
Class A common stock subject to possible redemption	7,628,136		31,169,832	250,000,000
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in-capital	328,730		694,592	146,555
Accumulated deficit	(33,335,315)		(12,310,731)	(9,499,368)
Total Stockholders’ Deficit	(33,005,906)		(11,615,460)	(9,352,134)
Total Liabilities, Stockholders’ Deficit and Commitments and Contingencies	7,917,721		31,697,269	250,808,980
Class A Common Stock
Stockholders’ Deficit:
Common stock	554	[1]	54	54
Class B Common Stock
Stockholders’ Deficit:
Common stock	$ 125	[1]	$ 625	$ 625	[2]

[1]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).